Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The following is a summary of the components of property and equipment (in thousands):

	Year Ended December 31 ,
	2016	2015
Manufacturing and lab equipment	$223	$7,463
Surgical instruments	5,269	8,672
Leasehold improvements	863	1,439
Software and computer equipment	816	845
Furniture and equipment	629	629
	7,800	19,048
Less: accumulated depreciation	(6,911)	(16,576)
	$889	$2,472